Discontinued operation (Tables)	12 Months Ended
Jun. 30, 2013
Discontinued Operation, Additional Disclosures [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
The loss from discontinued operation for the relevant periods is analyzed as follow:

2011
RMB

Net revenue	211,532,854
Cost of revenue	(242,264,157)
Gross loss	(30,731,303)
Total operating expenses	(374,518,905)
Gain on disposal of ELP business	11,936,125
Other operating income	13,078,951
Income tax expenses	(2,280,109)
Net loss from discontinued operation	(382,515,241)

Schedule Of Disposal Groups, Including Discontinued Operations, Balance Sheet [Table Text Block]
The net assets of the discontinued operation at the date of disposal were as follows:

RMB

Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)
Net assets	87,532,200

Satisfied by:
Cash	87,532,200

Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	(47,532,200)
28,041,081